BECK, MACK & OLIVER PARTNERS FUND (the "Fund")

Supplement dated September 25, 2017 to the Prospectus dated August 1, 2017

All references in the Prospectus to the business address of Beck, Mack & Oliver LLC are hereby replaced with 565 Fifth Avenue, 19th Floor, New York, NY 10017.

* * *

For more information, please contact a Fund customer service representative toll free at
 (800) 943-6786.

PLEASE RETAIN FOR FUTURE REFERENCE.

BECK, MACK & OLIVER PARTNERS FUND (the "Fund")

Supplement dated September 25, 2017 to the Statement of Additional Information ("SAI") dated August 1, 2017

All references in the SAI to the business address of Beck, Mack & Oliver LLC are hereby replaced with 565 Fifth Avenue, 19th Floor, New York, NY 10017.

* * *

For more information, please contact a Fund customer service representative toll free at
 (800) 943-6786.

PLEASE RETAIN FOR FUTURE REFERENCE.